Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY	17. SHAREHOLDERS’ EQUITY Share Options: There was no share options granted during the year of 2023 and no share options were forfeited nor exercised in the year ended December 31, 2023.